Affiliated companies and other equity-method investees - Additional Information (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended											12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2014 JAFCO [Member]	Mar. 31, 2014 NRI [Member]	Jul. 31, 2011 NRI [Member]	May 31, 2011 NRI [Member]	Feb. 18, 2011 Chi-X Europe [Member]	Mar. 31, 2013 NREH [Member]	Mar. 31, 2014 NREH [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of shares sold by parent company							2,200,000					32,040,000
Percentage of ownership before decrease							24.40%
Acquired additional issued shares, percentage										0.90%
Number of shares acquired									381,520
Number of new stock issued to affiliated company									45,019,360
Ownership percentage							19.50%	38.00%				34.00%	34.10%
Equity method goodwill, remaining carrying value								¥ 56,473					¥ 11,012
Percentage of exchanged share											7.00%
Gain recognized on deconsolidation process												50,139
Unrealized gain from remaining shares	2,755	[1]	4,722	[1]	(2,641)	[1]						38,468
Equity in earnings of equity-method investees	37,805		18,597		5,716
Dividends from equity-method investees	¥ 8,306		¥ 5,594		¥ 4,747

[1]	Includes the effect of foreign exchange movements.